Cover	Apr. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 12, 2022
Entity File Number	000-55475
Entity Registrant Name	SINCERITY APPLIED MATERIALS HOLDINGS CORP.
Entity Central Index Key	0001532595
Entity Tax Identification Number	45-2859440
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Suite 1105, Level 11
Entity Address, Address Line Two	370 Pitt Street
Entity Address, City or Town	Sydney, New South Wales
Entity Address, Country	AU
Entity Address, Postal Zip Code	2000
Country Region	61
City Area Code	421
Local Phone Number	007 277
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false